Equity Investments - Cost method investments (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Jul. 31, 2016	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)
Lilita
Cost method investments
Percentage of equity interest acquired										5.00%
Aggregate purchase consideration										¥ 0.5
Cost method investments, percentage owned							4.69%
Impairment loss			$ 80	¥ 0.5
Lifeix Inc.
Cost method investments
Percentage of equity interest acquired								0.30%	0.30%
Aggregate purchase consideration								$ 1,000	¥ 6.1
Impairment loss	$ 1,000	¥ 6.4
Kuailai
Cost method investments
Percentage of equity interest acquired					8.00%	8.00%
Aggregate purchase consideration					$ 40	¥ 0.2